Commitments and Contingencies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) company	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments
2018	$ 804
2019	187
2020	173
2021	167
2022	118
Thereafter	308
Operating Leases
2018	29
2019	29
2020	26
2021	25
2022	26
Thereafter	151
Rental expense for operating leases	$ 44	$ 43	$ 42
Refined coal processing plant
Conditional and Unconditional Commitments
Number of limited liability companies invested in | company	2
Hog procurement contracts
Commitments
2018	$ 81
2019	78
2020	78
2021	81
2022	63
Thereafter	80
Hog procurement contracts | Pork
Conditional and Unconditional Commitments
Amount paid under the contract	99	133	171
Grain and feed ingredients
Commitments
2018	107
2019	3
Grain purchase contracts for resale
Commitments
2018	367
Fuel supply contract
Commitments
2018	44
Equipment purchases and facility improvements
Commitments
2018	37
Other purchase commitments
Commitments
2018	42
2019	1
Total firm purchase commitments
Commitments
2018	678
2019	82
2020	78
2021	81
2022	63
Thereafter	80
Vessel, time and voyage-charters
Commitments
2018	39
2019	29
2020	26
2021	26
2022	13
Thereafter	33
Vessel, time and voyage-charters | Marine
Conditional and Unconditional Commitments
Amount paid under the contract	$ 96	95	99
Vessel, time and voyage-charters | Marine | Minimum
Conditional and Unconditional Commitments
Contract period	1 year
Vessel, time and voyage-charters | Marine | Maximum
Conditional and Unconditional Commitments
Contract period	11 years
Contract grower finishing agreements
Commitments
2018	$ 42
2019	33
2020	29
2021	25
2022	16
Thereafter	44
Contract grower finishing agreements | Pork
Conditional and Unconditional Commitments
Amount paid under the agreement	37	$ 26	$ 12
Investment in affiliates
Commitments
2018	16
2019	14
2020	14
2021	$ 10